Debt and Derivatives - Schedule of Long-term Debt Instruments (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 395,387	$ 222,123
Debt Instrument, Unamortized Discount (Premium), Net	$ (206)	(292)	0
Debt Issuance Costs, Net	(9,177)	(5,952)	(4,049)
Long-term Debt, Current Maturities	27,686	35,209	39,833
Longterm debt, less current portion	503,630	353,934	178,241
Debt Instrument Carrying Amount And Finance Lease Liability	$ 540,699	395,387
GSO Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable			4,000
Blended Interest Rate [Member] | Rated Term Loan [Member]
Debt Instrument [Line Items]
Other Long Term Debt Gross		$ 362,685	187,000
Long-term Debt, Weighted Average Interest Rate, over Time		3.70%
Fixed Interest Rate [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, over Time	3.51%
Fixed Interest Rate [Member] | Rated Term Loan [Member]
Debt Instrument [Line Items]
Other Long Term Debt Gross	$ 491,321	$ 362,685
Fixed Interest Rate [Member] | GSO Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable		0	$ 4,000
Long-term Debt, Weighted Average Interest Rate, over Time			4.25%
Fixed Interest Rate [Member] | Construction Loans [Member]
Debt Instrument [Line Items]
Other Long Term Debt Gross And Line Of Credit Facility		$ 25,484	$ 31,123
Long-term Debt, Weighted Average Interest Rate, at Point in Time		4.20%
Floting Interest Rate [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, over Time	2.33%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	2.33%
Floting Interest Rate [Member] | Rated Term Loan [Member]
Debt Instrument [Line Items]
Other Long Term Debt Gross	$ 12,980	$ 7,218
Floting Interest Rate [Member] | Construction Loans [Member]
Debt Instrument [Line Items]
Other Long Term Debt Gross	$ 13,687	25,484
Floting Interest Rate [Member] | PSE And G Loans [Member]
Debt Instrument [Line Items]
Other Long Term Debt Gross		$ 7,218	$ 0
Long-term Debt, Weighted Average Interest Rate, over Time		2.40%
Imputed Interest Rate [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, over Time	3.59%
Finance Lease, Weighted Average Discount Rate, Percent	$ 22,711